CONVERTIBLE SENIOR NOTES (Details)			1 Months Ended		12 Months Ended
	Jul. 15, 2011	Jul. 23, 2008 USD ($) $ / shares shares	Oct. 31, 2014 USD ($) $ / shares shares	Jun. 30, 2014 USD ($) $ / shares $ / item shares	Dec. 31, 2015 USD ($) $ / shares shares	Dec. 31, 2014 USD ($) $ / shares shares	Aug. 31, 2011 USD ($)
Convertible Senior Notes
Ordinary shares, par value (in dollars per share) | $ / shares					$ 0.00001	$ 0.00001
Issuance costs						$ 8,704,466
Amortization expense					$ 3,850,512	1,131,147
Payment for call options in connection with convertible senior notes issuance						52,311,578
Share Lending Agreement
Additional debt issuance costs						3,092,580
4.0% Notes Due 2013
Convertible Senior Notes
Debt issued		$ 138,000,000
Interest rate (as a percent)		4.00%
Maximum number of business days before maturity to convert Senior Notes		2 days
Ordinary shares, par value (in dollars per share) | $ / shares		$ 0.00001
Repurchase price as a percentage of principal amount of notes	100.00%
Minimum percentage of notes that may be require redemption in the event of default		25.00%
Proceeds, net of issuance costs		$ 132,392,740
Issuance costs		$ 5,607,260
Share Lending Agreement
Aggregate principal amount of Notes repurchased							$ 320,000
4.0% Notes Due 2013 | ADS
Convertible Senior Notes
Ratio to ordinary share		50
Initial conversion rate per $1,000 initial principal amount of notes (in shares) | shares		59.0318
Principal amount used for debt instrument conversion ratio		$ 1,000
Conversion price per American Depository Share (in dollars per ADS) | $ / shares		$ 16.94
3.5% Notes Due 2019
Convertible Senior Notes
Debt issued				$ 172,500,000
Interest rate (as a percent)				3.50%
Maximum number of business days before maturity to convert Senior Notes				2 days
Ordinary shares, par value (in dollars per share) | $ / shares				$ 0.00001
Repurchase price as a percentage of principal amount of notes				100.00%
Proceeds, net of issuance costs				$ 167,310,648
Issuance costs				$ 5,189,352
Amortization expense					1,715,779	826,079
Unamortized amount of the issuance costs					2,647,494	4,363,273
3.5% Notes Due 2019 | ADS
Convertible Senior Notes
Ratio to ordinary share				50
Initial conversion rate per $1,000 initial principal amount of notes (in shares) | shares				69.9301
Principal amount used for debt instrument conversion ratio				$ 1,000
Conversion price per American Depository Share (in dollars per ADS) | $ / shares				$ 14.30
3.5% Notes Due 2019 | Call Options
Convertible Senior Notes
Payment for call options in connection with convertible senior notes issuance				$ 52,311,578
Fair value of the Call Options				$ 52,311,578
Strike price | $ / item				0
3.5% Notes Due 2019 | Call Options | ADS
Convertible Senior Notes
Numbers of ADS to settle the convertible note | shares				4,755,598
4.0% Notes Due 2019
Convertible Senior Notes
Debt issued			$ 115,000,000
Interest rate (as a percent)			4.00%
Maximum number of business days before maturity to convert Senior Notes			2 days
Repurchase price as a percentage of principal amount of notes			100.00%
Proceeds, net of issuance costs			$ 111,484,886
Issuance costs			$ 3,515,114
Amortization expense					1,135,012	164,084
Unamortized amount of the issuance costs					2,216,018	3,351,030
4.0% Notes Due 2019 | ADS
Convertible Senior Notes
Initial conversion rate per $1,000 initial principal amount of notes (in shares) | shares			68.0851
Principal amount used for debt instrument conversion ratio			$ 1,000
Conversion price per American Depository Share (in dollars per ADS) | $ / shares			$ 14.69
Share Lending Arrangement
Convertible Senior Notes
Ordinary shares, par value (in dollars per share) | $ / shares			$ 0.00001
Amortization expense					999,721	140,984
Unamortized amount of the issuance costs					$ 1,951,875	$ 2,951,596
Share Lending Agreement
Loaned shares lent (in share) | shares			391,489,250
Outstanding loaned shares (in share) | shares					391,489,250	391,489,250
Collateral required to be posted for the Loaned Share			$ 0
Additional debt issuance costs			$ 3,092,580
Fair value of outstanding Loaned Shares					$ 1,939,820	$ 3,092,580